EARNINGS PER SHARE (Details) - ARS ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EARNINGS PER SHARE
Income attributable to shareholders of the group	$ 51,615,837	$ (15,654,911)	$ (10,521,726)
Weighted average of ordinary shares (thousands)	442,727	454,274	456,722
Income per share - basic	$ 116.59	$ (34.46)	$ (23.04)
Income per share - diluted	$ 116.59	$ (34.46)	$ (23.04)